Financial instruments and related risk management (Narrative) (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jan. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 600,462,000	$ 566,809,000			$ 1,143,674,000
Pledged cash as security	$ 162,276,000
Collateral account term	5 years
Trade receivable held as collateral	$ 0
Repayment of outstanding balance			$ 200,000,000
US Term Loan, Tranche One [Member] | Floating interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 200,000,000
Borrowing, interest rate basis	1.80%			1.80%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	2.80%	3.10%
Top of range [Member]
Disclosure of detailed information about financial instruments [line items]
Quoted market yields	3.30%	4.90%
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 600,462,000	$ 566,809,000
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Proportion of outstanding debt that carries fixed rate	72.00%	51.00%
Interest rate risk [Member] | Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase in interest rate	1.00%
Fair value of Cameco's interest rate swap net liability	$ 3,172,000	$ 5,819,000
Interest rate risk [Member] | Interest rate contracts [Member] | Series H Senior Unsecured Debenture [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 75,000,000
Interest rate risk [Member] | Interest rate contracts [Member] | Series H Senior Unsecured Debenture [Member] | Floating interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate basis	the daily Canada Overnight Repo Rate Average
Margin rate	1.30%			1.30%
Interest rate risk [Member] | Interest rate contracts [Member] | Series H Senior Unsecured Debenture [Member] | Fixed interest rate [Member]
Disclosure of detailed information about financial instruments [line items]
Margin rate	2.95%			2.95%